Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Schedule of Operating Lease Cost	The components of operating lease costs recorded under operating expenses for the years ended December 31, 2023, 2024 and 2025 were as follows:

	2023	2024	2025
Operating lease cost	$8,327	$7,066	$8,933
Variable lease cost	415	799	1,133
Total	$8,742	$7,865	$10,066

Schedule of Future Minimum Lease Payments
As of December 31, 2025, the minimum lease payments for the Company’s ROU assets over the remaining lease periods are as follows:

Years ending December 31,
2026	$10,212
2027	8,172
2028	7,749
2029	7,061
2030	6,765
2031 and thereafter	8,299
Total undiscounted lease payments	48,258
Less: imputed interest	(4,962)
Present value of lease liabilities	$43,296